Finance Expense, Net (Tables)	12 Months Ended
Dec. 31, 2020
Finance Expense, Net
Schedule of finance (expense) income, net

	2020		2019		2018
Interest expense (1)	Ps.	(10,482,168)	Ps.	(10,402,021)	Ps.	(9,707,324)
Other finance expense, net (3)		—		(873,177)		(859,642)
Finance expense		(10,482,168)		(11,275,198)		(10,566,966)
Interest income (4)		1,132,935		1,529,112		1,567,100
Foreign exchange gain, net (2)		3,004,934		935,291		220,149
Other finance income, net (3)		89,323		—		—
Finance income		4,227,192		2,464,403		1,787,249
Finance expense, net	Ps.	(6,254,976)	Ps.	(8,810,795)	Ps.	(8,779,717)

(1)

In 2020 and 2019, interest expense included interest in the aggregate amount of Ps.426,672 and Ps.426,541, respectively, related to additional lease liabilities recognized beginning on January 1, 2019, in connection with the adoption of IFRS 16, which became effective on that date (see Notes 2 and 14).

(2)

In 2020, 2019 and 2018, foreign exchange gain, net, included: (i) foreign exchange gain or loss resulted primarily from the appreciation or depreciation of the Mexican peso against the U.S. dollar on the Group’s U.S. dollar-denominated monetary liability position, excluding long-term debt designated as hedging instrument of the Group’s investments in UHI and Open-Ended Fund, during the years ended December 31, 2020, 2019 and 2018; and (ii) foreign exchange gain or loss resulted primarily from the appreciation or depreciation of the Mexican peso against the U.S. dollar on the Group’s U.S. dollar-denominated monetary asset position during the years ended December 31, 2020, 2019 and 2018 (see Notes 2 (e), 4 and 14). The exchange rate of the Mexican peso against the U.S. dollar as of December 31, 2020, 2019 and 2018 was of Ps.19.9493, Ps.18.8838 and Ps.19.6730, respectively.

(3)

In 2020, 2019 and 2018, other finance income or expense, net, included gain or loss from derivative financial instruments (see Note 15) and a loss from changes on fair value in other financial instruments in 2019.

(4)	In 2020, 2019 and 2018, included primarily interest income from cash equivalents. In 2018 included primarily interest income from temporary investments.